Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income	Earnings Per Share Basic and Diluted
	(Dollars in thousands, except per share data)
December 31, 2013:
First quarter	$4,440	$3,566	$1,088	$0.19
Second quarter	4,417	3,567	1,149	0.20
Third quarter	4,282	3,427	868	0.15
Fourth quarter	4,439	3,597	908	0.16
December 31, 2012:
First quarter	$4,997	$3,769	$927	$0.16
Second quarter	4,876	3,734	1,042	0.17
Third quarter	5,096	4,026	1,371	0.23
Fourth quarter	4,863	3,911	945	0.16